CERPAC

NYSE Regulation

07051752

1-15897

VIA FACSIMILE AND U.S. MAIL
May 3, 2007

Mr. Brian Johnson, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: iShares Trust--Original Listing:
iShares FTSE NAREIT Residential Index Fund
iShares FTSE NAREIT Industrial/Office Index Fund
iShares FTSE NAREIT Retail Index Fund
iShares FTSE NAREIT Mortgage REITs Index Fund
iShares FTSE NAREIT Real Estate 50 Index Fund

PROCESSED
MAY 04 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

Please be advised that NYSE Arca Equities, Inc. has received (on May 2, 2007) an application from the above-referenced issuer and has approved the above-referenced securities for listing on NYSE Arca, Inc. ("Exchange"). The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

Enclosure

cc: Ms. Deepa A. Damre, Principal/Counsel, Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105 (w/o enclosure)

END